Document And Entity Information	Apr. 20, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 20, 2020
Entity Registrant Name	TRIUMPH BANCORP, INC.
Entity Central Index Key	0001539638
Entity Emerging Growth Company	false
Entity File Number	001-36722
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	20-0477066
Entity Address, Address Line One	12700 Park Central Drive, Suite 1700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75251
City Area Code	214
Local Phone Number	365-6900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common stock, par value $0.01 per share
Trading Symbol	TBK
Name of each exchange on which registered	NASDAQ